COMMON STOCK AND STOCK INCENTIVE PLANS - Stock Incentive Plans (Details) - shares			12 Months Ended
	Jan. 04, 2016	Jul. 21, 2006	Dec. 31, 2017	Dec. 31, 2016	Nov. 04, 2016
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized				2,000,000
Number of ordinary shares available for issuance pursuant to future grants			3,469,239	2,960,940	960,940
Number of shares transferred from the prior plan				960,940
Vesting period			4 years
2017 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)			1,165,623
2006 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized		1,500,000
Number of awards outstanding (in shares)				2,042,798
Number of shares expired				1,546,927
Number of ordinary shares available for issuance pursuant to future grants				1,022,114
Number of additional shares authorized	1,500,000
Number of shares transferred from the prior plan				8,474,347
Vesting period		4 years
2006 Equity Incentive Plan | Employee and Directors Stock Options
Stock Incentive Plans
Expiration term				7 years
2006 Equity Incentive Plan | Incentive Stock Option
Stock Incentive Plans
Expiration term				5 years
Percentage of voting power required of the company's stock for specified vesting period				10.00%
2006 Equity Incentive Plan | Minimum | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Vesting period				1 year
2006 Equity Incentive Plan | Minimum | Employee and Directors Stock Options
Stock Incentive Plans
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant				100.00%
2006 Equity Incentive Plan | Maximum | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Vesting period				4 years
2006 Equity Incentive Plan | Maximum | Employee and Directors Stock Options
Stock Incentive Plans
Percentage of voting power required of the company's stock for specified exercise price				110.00%